Cash Distributions and Earnings Per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Earnings per share
Net income atributable to Navios Maritime Midstream Partners L.P. subsequent to initial public offering and limited partners' interest in net income:	$ 5,394	$ (679)	$ 11,706	$ (1,416)
Earnings attributable to:
Earnings attributable to common unit holders	2,435		5,528
Earnings attributable to subordinated unit holders Series A	415		415
Earnings attributable to subordinated unit holders	$ 2,435		$ 5,528
Weighted average units outstanding (basic and diluted)
Weighted average common unit holders	9,342,692		9,342,692
Weighted average subordinated unit holders Series A	227,560		114,409
Weighted average subordinated unit holders	9,342,692		9,342,692
Earnings per unit (basic and diluted)
Earnings per unit (basic and diluted) to common unit holders	$ 0.26		$ 0.59
Earnings per unit (basic and diluted) to subordinated unitholders Series A	1.82		3.63
Earnings per unit (basic and diluted) to subordinated unit holders	0.26		0.59
Earnings per unit - distributed (basic and diluted) to common unit holders	0.41		0.83
Earnings per unit - distributed (basic and diluted) to subordinated unitholders Series A	2.89		5.74
Earnings per unit - distributed (basic and diluted) to subordinated unit holders	0.41		0.83
(Losses) per unit - undistributed (basic and diluted) to common unit holders	(0.15)		(0.24)
(Losses) per unit - undistributed (basic and diluted) to subordinated unitholders Series A	(1.06)		(2.11)
(Losses) per unit - undistributed (basic and diluted) to subordinated unit holders	$ (0.15)		$ (0.24)